Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022
Current
Federal	$ 124,608			$ 538,273	$ 233,530
State	77,105			333,072	162,723
Deferred
Federal	(90,830)	50,041	65,501	(156,575)
State	(38,927)			(67,104)	(29,831)
Change in valuation allowance	129,757	(50,041)	(65,501)	223,679
Income tax provision	$ 201,713			$ 871,345	$ 396,253